Liquidity risk - Narrative (Details) - Bank overdraft facility four, CHF - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Jul. 07, 2023
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			SFr 700.0
Line of credit facility option to increase amount			SFr 200.0
Initial term of facility agreement			3 years
Credit facility extension period	1 year		1 year
Bank guarantee	SFr 168.3	SFr 155.3